Loans modified and included as a troubled debt restructuring (dollars in thousands) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Number of Loans
Commercial and industrial trouble debt restructurings		$ 1
Commercial:
Commercial and industrial trouble debt restructurings		1
Nonfarm nonresidential trouble debt restructurings		1
Retail:
Consumer trouble debt restructurings		1
Single family residential trouble debt restructurings		3
Total trouble debt restructurings		6
Commercial:
Commercial and industrial trouble debt restructurings	0
Nonfarm nonresidential trouble debt restructurings	0
Retail:
Consumer trouble debt restructurings	3
Single family residential trouble debt restructurings	3
Total trouble debt restructurings	6
Post - Modification Outstanding Balance
Commercial and industrial trouble debt restructurings		8
Commercial:
Commercial and industrial trouble debt restructurings		8
Nonfarm nonresidential trouble debt restructurings		361
Retail:
Consumer trouble debt restructurings		3
Single family residential trouble debt restructurings		237
Total trouble debt restructurings		609
Retail:
Consumer trouble debt restructurings	8
Single family residential trouble debt restructurings	167
Total trouble debt restructurings	175
Net Charge-offs Resulting from Modifications
Retail:
Single family residential trouble debt restructurings	6
Total trouble debt restructurings	$ 6